Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129672
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%	7.16%	9.95%
Without Sales Load [Member] | C000129673
Average Annual Return [Line Items]
Average Annual Return, Percent	20.52%	6.89%	9.66%
Without Sales Load [Member] | C000169047
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	7.35%	10.11%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	9.16%	10.78%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	9.16%	10.78%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	9.16%	10.78%